Non-Controlling Interest	12 Months Ended
Dec. 31, 2021
Disclosure of non-controlling interests [text block] [Abstract]
NON-CONTROLLING INTEREST

NOTE 25

NON-CONTROLLING INTEREST

a)	The non-controlling interest included in the equity and the income from the subsidiaries is summarized as follows:

				Other comprehensive income
As of December 31,	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
2021	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	179	5	-	-	-	5
Santander Corredores de Bolsa Limitada	49.41	22,970	717	(238)	65	(173)	544
Santander Asesorías Financieras Limitada	0.97	513	21	(152)	41	(111)	(90)
Santander S.A. Sociedad Securitizadora	0.36	1	-	-	-	-	-
Klare Corredora de Seguros S.A.	49.49	1,631	(1,270)	-	-	-	(1,270)
Santander Consumer Chile S.A.	49.00	39,080	9,386	-	-	-	9,386
Subtotal		64,374	8.859	(390)	106	(284)	8.575
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	4,820	139	-	-	-	139
Bansa Santander S.A.	100.00	21,010	1,096	-	-	-	1,096
Multiplica Spa	100.00	4.156	(133)	-	-	-	(133)
Subtotal		29,986	1,102	-	-	-	1,102
Total		94,360	9,961	(390)	106	(284)	9.677

				Other comprehensive income
As of December 31,	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
2020	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	174	(4)	(4)	1	(3)	(7)
Santander Corredores de Bolsa Limitada	49.41	22,614	351	(38)	9	(29)	322
Santander Asesorías Financieras Limitada	0.97	493	(5)	152	(41)	111	106
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Klare Corredora de Seguros S.A.	49.90	2,902	(880)	-	-	-	(880)
Santander Consumer Chile S.A.	49.00	29,649	5,619	-	-	-	5,619
Subtotal		55,834	5,081	110	(31)	79	5,160
Entities controlled through other considerations:
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	4,808	(127)	-	-	-	(127)
Bansa Santander S.A.	100.00	19,565	349	-	-	-	349
Multiplica Spa	100.00	4,476	(187)	-	-	-	(187)
Subtotal		28,849	35				35
Total		84,683	5,116	110	(31)	79	5,195

				Other comprehensive income
As of December 31,	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
2019	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Corredora de Seguros Limitada	0,25	178	6	1	-	1	7
Santander Corredores de Bolsa Limitada	49,41	22,301	625	(261)	71	(190)	435
Santander Asesorías Financieras Limitada (1)	0,97	498	9	-	-	-	9
Santander S.A. Sociedad Securitizadora	0,36	2	-	-	-	-	-
Klare Corredora de Seguros S.A.	49,90	3,782	(503)	-	-	-	(503)
Santander Consumer Chile S.A. (2)	49,00	24,564	1,544	-	-	-	1,544
Subtotal		51,325	1,681	(260)	71	(189)	1,492
Entities controlled through other considerations:
Santander Gestión de Recaudación y Cobranzas Limitada	100,00	3,777	1,031	-	-	-	1,031
Bansa Santander S.A.	100,00	20,051	(486)	-	-	-	(486)
Multiplica Spa	100,00	4,480	(4)	-	-	-	(4)
Subtotal		28,308	541				541

Total		79,633	2,222	(260)	71	(189)	2,033

(1)	Formerly Santander Agente de Valores Limitada.
(2)	On November 27, 2019, the Bank acquired 51% of Santander Consumer S.A., and the remaining 49% is accounted as non-controlling interest.

b) The overview of the financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests is as follows, which does not include consolidation or conforming accounting policy adjustments:

	As of December 31,
	2021				2020				2019
	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Santander Corredora de Seguros Limitada	88,492	13,388	69,129	1,975	79,936	10,777	70,554	(1,395)	82,918	12,372	68,159	2,387
Santander Corredores de Bolsa Limitada	98,496	51,649	45,396	1,451	94,802	49,038	45,053	711	1,479,974	1,434,843	43,866	1,265
Santander Asesorias Financieras Limitada	54,731	1,683	50,900	2,148	52,070	1,142	51,454	(526)	51,505	51	50,481	973
Santander S.A. Sociedad Securitizadora	810	463	455	(108)	630	175	547	(92)	636	88	639	(91)
Klare Corredora de Seguros S.A.	3,952	681	5,816	(2,545)	6,415	599	7,579	(1,763)	8,303	724	8,586	(1,007)
Santander Consumer Chile S.A.	742,700	662,945	60,588	19,167	693,992	633,177	49,348	11,467	505,059	452,528	39,951	12,580
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A.	78,523	67,301	48,990	(7,768)	16,448	1,185	16,273	(1,010)	-	-		-
Santander Gestión de Recaudación y Cobranzas Ltda.	6,636	1,816	4,681	139	7,789	3,108	4,808	(127)	8,200	3,392	3,777	1,031
Bansa Santander S.A.	103,927	82,917	19,914	1,096	84,496	64,582	19,565	349	87,607	68,042	20,051	(486)
Multiplica Spa	4,409	253	1,289	(133)	4,336	47	4,476	(187)	4,480	4	4,480	(4)
TOTAL	1,178,676	883,096	280,158	15,422	1,040,914	763,830	269,657	7,427	2,228,682	1,972,044	239,990	16,648